Document and Entity Information	Total
Risk/Return:
Registrant Name	VOLUMETRIC FUND INC
Registrant CIK	0000792394
SEC Form	497
Period end date	Apr. 17, 2020
Investment Company Type	N-1A
Document Effective Date	Apr. 17, 2020
Prospectus Date	Apr. 17, 2020
Document Creation Date	Apr. 17, 2020
Amendment Flag	false